Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Revenues - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total Revenues	$ 18,777,921	$ 14,472,361	$ 53,572,198	$ 39,437,482	$ 48,929,124	$ 30,660,984
Retail and Appliances [Member]
Revenues
Total Revenues					10,671,129	12,741,063
Construction [Member]
Revenues
Total Revenues					31,768,907	12,203,890
Automotive Supplies [Member]
Revenues
Total Revenues					6,489,088	5,716,031
Appliances [Member]
Revenues
Total Revenues					9,197,811	11,214,436
Appliances [Member] | Retail and Appliances [Member]
Revenues
Total Revenues					9,197,811	11,214,436
Appliances [Member] | Construction [Member]
Revenues
Total Revenues
Appliances [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Appliance accessories, parts, and other [Member]
Revenues
Total Revenues					1,473,318	1,526,627
Appliance accessories, parts, and other [Member] | Retail and Appliances [Member]
Revenues
Total Revenues					1,473,318	1,526,627
Appliance accessories, parts, and other [Member] | Construction [Member]
Revenues
Total Revenues
Appliance accessories, parts, and other [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Automotive horns [Member]
Revenues
Total Revenues					5,068,616	4,215,868
Automotive horns [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Automotive horns [Member] | Construction [Member]
Revenues
Total Revenues
Automotive horns [Member] | Automotive Supplies [Member]
Revenues
Total Revenues					5,068,616	4,215,868
Automotive lighting [Member]
Revenues
Total Revenues					1,420,472	1,500,163
Automotive lighting [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Automotive lighting [Member] | Construction [Member]
Revenues
Total Revenues
Automotive lighting [Member] | Automotive Supplies [Member]
Revenues
Total Revenues					1,420,472	1,500,163
Custom cabinets and countertops [Member]
Revenues
Total Revenues					10,644,283	7,391,959
Custom cabinets and countertops [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Custom cabinets and countertops [Member] | Construction [Member]
Revenues
Total Revenues					10,644,283	7,391,959
Custom cabinets and countertops [Member] | Automotive Supplies [Member]
Revenues
Total Revenues
Finished carpentry [Member]
Revenues
Total Revenues					21,124,624	4,811,931
Finished carpentry [Member] | Retail and Appliances [Member]
Revenues
Total Revenues
Finished carpentry [Member] | Construction [Member]
Revenues
Total Revenues					21,124,624	4,811,931
Finished carpentry [Member] | Automotive Supplies [Member]
Revenues
Total Revenues